Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Mar. 31, 2023
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Carrying Amounts of Assets Pledged as Collateral
The carrying amounts of assets pledged as collateral at March 31, 2023 and 2022 were as follows:

	At March 31,
	2023	2022

	(In millions)
Cash and deposits with banks	¥28,436	¥201,859
Trading assets	2,631,213	2,333,497
Debt instruments at amortized cost	94,849	22,300
Debt instruments at fair value through other comprehensive income	17,817,319	22,873,692
Equity instruments at fair value through other comprehensive income	4,512	5,334
Loans and advances	12,502,342	11,223,871
Other s	3,291,524	2,960,376

Total	¥36,370,195	¥39,620,929